Taxation - Components of net deferred tax assets and liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets
Discounting of loss reserves and adjustment to life policy reserves	$ 18,049	$ 18,340
Foreign tax credit carryforwards	211,023	180,510
Tax loss carryforwards	123,597	106,555
Unearned premiums	46,029	36,421
Statutory basis funds held	0	58,899
Unrealized depreciation and timing differences on foreign exchange revaluations	0	3,838
Unrealized depreciation and timing differences on investments	170,720	0
Other deferred tax assets	37,423	47,034
Deferred tax assets before valuation allowance	606,841	451,597
Valuation allowance	(399,329)	(211,798)
Deferred tax assets	207,512	239,799
Deferred tax liabilities
Deferred acquisition costs	92,459	75,924
Goodwill and other intangibles	55,882	56,870
Statutory basis reserves	0	114,240
Equalization reserves	8,235	7,192
Unrealized appreciation and timing differences on investments	0	4,877
Other deferred tax liabilities	13,833	25,794
Deferred tax liabilities	170,409	284,897
Net deferred tax assets	37,103
Net deferred tax liabilities		(45,098)
Deferred tax asset on tax loss carryforwards	$ 70,000	$ 76,000